LEASE	12 Months Ended
Dec. 31, 2021
LEASE
LEASE
19.	LEASE
19.1.	Right of use

The rollforward is set forth below:

	Lands	Machines		Ships
	and	and		and
	farms	equipment’s	Buildings	boats	Vehicles	Total
Balance as of December 31, 2019	1,769,645	130,051	45,999	1,904,455	87	3,850,237
Additions/updates	858,085	45,624	90,616	95,768	2,675	1,092,768
Depreciation (1)	(265,091)	(18,078)	(43,903)	(122,904)	(313)	(450,289)
Write-offs	(74,578)	(72,332)	(1,728)			(148,638)
Balance as of December 31, 2020	2,288,061	85,265	90,984	1,877,319	2,449	4,344,078
Additions/updates	885,272	20,646	52,140	1,861	4,600	964,519
Depreciation (1)	(304,922)	(19,447)	(54,714)	(125,190)	(4,319)	(508,592)
Write-offs				(5,982)		(5,982)
Balance as of December 31, 2021	2,868,411	86,464	88,410	1,748,008	2,730	4,794,023

1)	The amount of depreciation related to land is reclassified to biological assets to compose the formation cost.

For the year ended December 31, 2021, the Company is not committed to lease agreements not yet in force.

19.2.	Lease liabilities

The balance of lease payables for the year ended December 31, 2021, measured at present value and discounted by the respective discount rates are set forth below:

Nature of agreement	Average rate - % p.a. (1)	Maturity (2)	Present value of liabilities
Lands and farms	11.89	November/2049	2,971,738
Machines and equipment’s	11.05	April/2035	182,297
Buildings	9.70	December/2031	79,669
Ships and boats	11.39	February/2039	2,656,935
Vehicles	10.04	October/2023	2,555
			5,893,194

1)	To determine the discount rates, quotes were obtained from financial institutions for agreements with characteristics and average terms like the lease agreements.
2)	Refers to the original maturities of the agreements and, therefore, do not consider eventual renewal clause.

The Company have renewed the subleasing transaction of 2 (two) ships, under the same conditions as before, for another period of 10 months and the amount of US$7,500 (equivalent to R$40,253 on the transaction date), only replacing the ships, due to the need for planned operational maintenance. The transaction has been effective since February 08, 2021 and May 11, 2021, for each of the ships and will not be renewed.

The rollforward is set forth below:

Balance as of December 31, 2019	3,984,070
Additions	1,092,768
Write-offs	(148,638)
Payments	(824,245)
Accrual of financial charges (1)	486,286
Exchange rate variation	601,519
Balance as of December 31, 2020	5,191,760
Additions	964,519
Write-offs	(5,982)
Payments	(1,012,137)
Accrual of financial charges (1)	560,619
Exchange rate variation	194,415
Balance as of December 31, 2021	5,893,194

Current	623,282
Non-current	5,269,912

1)	On December 31, 2021, the amount of R$132,685 related to interest expenses on leased lands was capitalized to biological assets to compose the formation cost (R$88,540 as of December 31, 2020).

The maturity schedule of future payment not discounted to present value related to lease liabilities is disclosed in Note 4.2.

19.2.1.	Amounts recognized in the statement of income for the year

The amounts recognized are set for the below:

	December 31, 2021	December 31, 2020
Expenses relating to short-term assets	5,239	7,365
Expenses relating to low-value assets	3,413	12,182
	8,652	19,547